Schedule of Investments - InfraCap REIT Preferred ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 99.5%

Financials - 32.6%
ACRES Commercial Realty Corp., Series C, 8.63%	10,756	$244,054
AG Mortgage Investment Trust, Inc., Series B, 8.00%	9,195	168,728
AG Mortgage Investment Trust, Inc., Series C, 8.00%	15,021	279,541
AGNC Investment Corp., Series C, 9.90%	30,575	771,713
AGNC Investment Corp., Series D, 6.88%	21,048	468,739
AGNC Investment Corp., Series E, 6.50%	36,025	806,960
AGNC Investment Corp., Series F, 6.13%	51,638	1,115,381
Annaly Capital Management, Inc., Series F, 9.72%	68,082	1,691,838
Annaly Capital Management, Inc., Series G, 6.50%	38,076	914,966
Annaly Capital Management, Inc., Series I, 6.75%	41,690	969,292
Arbor Realty Trust, Inc., Series D, 6.38%	20,606	420,568
Arbor Realty Trust, Inc., Series E, 6.25%	9,084	187,585
Arbor Realty Trust, Inc., Series F, 6.25%	25,018	506,865
ARMOUR Residential REIT, Inc., Series C, 7.00%	16,194	349,952
Chimera Investment Corp., Series A, 8.00%	12,990	287,079
Chimera Investment Corp., Series B, 8.00%	29,118	651,370
Chimera Investment Corp., Series C, 7.75%	24,687	504,109
Chimera Investment Corp., Series D, 8.00%	17,927	392,243
Dynex Capital, Inc., Series C, 6.90%	9,650	221,467
Ellington Financial, Inc., 6.75%	10,691	234,347
Franklin BSP Realty Trust, Inc., Series E, 7.50%	23,146	491,621
Granite Point Mortgage Trust, Inc., Series A, 7.00%	12,113	221,547
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	8,063	160,292
Invesco Mortgage Capital, Inc., Series B, 7.75%	10,167	231,198
Invesco Mortgage Capital, Inc., Series C, 7.50%	26,824	601,394
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	30,807	596,115
MFA Financial, Inc., Series B, 7.50%	17,918	366,781
MFA Financial, Inc., Series C, 6.50%	25,989	507,825
New York Mortgage Trust, Inc., Series D, 8.00%	14,145	294,357
New York Mortgage Trust, Inc., Series E, 7.88%	17,069	379,444
New York Mortgage Trust, Inc., Series F, 6.88%	12,809	242,218
PennyMac Mortgage Investment Trust, Series A, 8.13%	10,303	249,333
PennyMac Mortgage Investment Trust, Series B, 8.00%	17,477	413,506
PennyMac Mortgage Investment Trust, Series C, 6.75%	22,407	444,779
Ready Capital Corp., 5.75%	1,614	37,122
Ready Capital Corp., Series E, 6.50%	10,303	206,782
Rithm Capital Corp., Series A, 7.50%	13,909	309,197
Rithm Capital Corp., Series B, 7.13%	26,227	573,847
Rithm Capital Corp., Series C, 6.38%	38,146	760,250
Rithm Capital Corp., Series D, 7.00%	44,096	933,071
TPG RE Finance Trust, Inc., Series C, 6.25%	18,765	321,820
Two Harbors Investment Corp., Series A, 8.13%	13,674	304,930
Two Harbors Investment Corp., Series B, 7.63%	27,352	575,213
Two Harbors Investment Corp., Series C, 7.25%	28,034	595,442
Total Financials		21,004,881
Real Estate - 66.9%
Agree Realty Corp., Series A, 4.25%	34,868	638,433
American Homes 4 Rent, Series G, 5.88%	23,237	556,758
American Homes 4 Rent, Series H, 6.25%	23,206	584,791
Armada Hoffler Properties, Inc., Series A, 6.75%	22,576	515,410
City Office REIT, Inc., Series A, 6.63%	17,693	389,423
CorEnergy Infrastructure Trust, Inc., Series A, 7.38%	25,819	425,497
DiamondRock Hospitality Co., 8.25%	4,613	118,831
Digital Realty Trust, Inc., Series J, 5.25%	41,973	1,000,217
Digital Realty Trust, Inc., Series K, 5.85%	44,093	1,119,962
Digital Realty Trust, Inc., Series L, 5.20%	68,767	1,616,712
DigitalBridge Group, Inc., Series H, 7.13%	44,549	1,000,571
DigitalBridge Group, Inc., Series I, 7.15%	68,739	1,547,315
DigitalBridge Group, Inc., Series J, 7.13%	62,787	1,397,011
Diversified Healthcare Trust, 5.63%	74,178	975,441
Diversified Healthcare Trust, 6.25%	49,832	712,099
EPR Properties, Series G, 5.75%	30,840	623,585
Federal Realty Investment Trust, Series C, 5.00%	29,898	678,087
Global Net Lease, Inc., Series A, 7.25%	33,869	809,469
Global Net Lease, Inc., Series B, 6.88%	23,074	543,854
Healthcare Trust, Inc., Series A, 7.38%	19,609	455,909
Hersha Hospitality Trust, Series D, 6.50%	59,309	1,221,172
Hersha Hospitality Trust, Series E, 6.50%	19,939	413,934
Hudson Pacific Properties, Inc., Series C, 4.75%	66,638	995,572
Kimco Realty Corp., Series L, 5.13%	45,880	1,074,051
Kimco Realty Corp., Series M, 5.25%	53,933	1,274,976
National Storage Affiliates Trust, Series A, 6.00%	43,519	1,091,892
Necessity Retail REIT, Inc., Series A, 7.50%	41,746	993,555
Necessity Retail REIT, Inc., Series C, 7.38%	22,885	532,992
Office Properties Income Trust, 6.38%	32,625	673,380
Pebblebrook Hotel Trust, Series E, 6.38%	16,236	340,956
Pebblebrook Hotel Trust, Series F, 6.30%	29,886	634,928
Pebblebrook Hotel Trust, Series G, 6.38%	46,032	970,815
Pebblebrook Hotel Trust, Series H, 5.70%	49,811	957,865
Public Storage, Series F, 5.15%	23,061	557,615
Public Storage, Series G, 5.05%	24,704	591,414
Public Storage, Series H, 5.60%	22,412	571,282
Public Storage, Series I, 4.88%	24,882	564,324
Public Storage, Series J, 4.70%	20,347	441,326
Public Storage, Series K, 4.75%	18,087	396,286
Public Storage, Series L, 4.63%	44,431	951,268
Public Storage, Series N, 3.88%	22,214	407,405
Public Storage, Series O, 3.90%	13,369	246,524

Schedule of Investments - InfraCap REIT Preferred ETF (continued)

January 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series P, 4.00%	47,498	$911,012
Public Storage, Series Q, 3.95%	11,841	218,703
Public Storage, Series R, 4.00%	15,118	284,974
SITE Centers Corp., Series A, 6.38%	34,662	867,936
SL Green Realty Corp., Series I, 6.50%	40,253	914,548
Spirit Realty Capital, Inc., Series A, 6.00%	36,056	871,834
Summit Hotel Properties, Inc., Series E, 6.25%	33,621	768,906
Summit Hotel Properties, Inc., Series F, 5.88%	12,637	276,877
Sunstone Hotel Investors, Inc., Series H, 6.13%	22,923	491,698
Sunstone Hotel Investors, Inc., Series I, 5.70%	19,924	410,235
UMH Properties, Inc., Series D, 6.38%	42,902	991,894
Vornado Realty Trust, Series L, 5.40%	59,774	1,140,488
Vornado Realty Trust, Series M, 5.25%	67,066	1,263,523
Vornado Realty Trust, Series N, 5.25%	61,217	1,112,313
Vornado Realty Trust, Series O, 4.45%	62,940	1,020,257
Total Real Estate		43,158,105

TOTAL INVESTMENTS - 99.5%
(Cost $68,896,293)		64,162,986
Other Assets in Excess of Liabilities - 0.5%		339,004
Net Assets - 100.0%		$64,501,990

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$64,162,986	$—	$—	$64,162,986
Total	$64,162,986	$—	$—	$64,162,986